Related Party Transactions and Balances (Details) - Schedule of Related Parties	6 Months Ended
Jun. 30, 2024
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun [Member]
Related Party Transaction [Line Items]
Name of related parties	Li Jun
Relationship with the Company	A shareholder of Hainan Ruiying
Liu Fang [Member]
Related Party Transaction [Line Items]
Name of related parties	Liu Fang
Relationship with the Company	Daughter of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)
Relationship with the Company	An entity method investee